Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		¥ 5,693,545	$ 792,046	¥ 3,416,836
Payable to third parties	[1]	3,964,389	551,498	1,818,200
Deposit payable		1,973,850	274,588	2,017,770
Others		452,662	62,972	233,075
Total		¥ 12,084,446	$ 1,681,104	¥ 7,485,881

[1]	The balance mainly represents the payables for daily operations such as professional and consulting services, equipment purchases, rent and utility bills as of December 31, 2023 and 2024.